UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07138

Name of Fund: BlackRock MuniYield New Jersey Insured Fund, Inc. (MJI)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
MuniYield New Jersey Insured Fund, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2010

Date of reporting period: 04/30/2010

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2010 (Unaudited)

BlackRock MuniYield New Jersey Insured Fund, Inc. (MJI)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey — 122.9%
Corporate — 3.9%
New Jersey EDA, Refunding RB, New
Jersey American Water Co., Series A,
AMT, 5.70%, 10/01/39	$ 5,000	$ 5,106,400
County/City/Special District/School District — 22.4%
Borough of Hopatcong New Jersey, GO,
Refunding, Sewer (AMBAC), 4.50%,
8/01/33	750	758,925
City of Perth Amboy New Jersey, GO,
CAB (AGM), 5.08%, 7/01/35 (a)	1,250	1,141,400
County of Hudson New Jersey, COP,
Refunding (NPFGC), 6.25%,
12/01/16	1,000	1,146,920
County of Middlesex New Jersey, COP,
Refunding (NPFGC), 5.00%, 8/01/22	3,000	3,060,450
Essex County Improvement Authority,
Refunding RB, AMT (NPFGC), 4.75%,
11/01/32	1,000	919,580
Hudson County Improvement Authority,
RB:
CAB, Series A-1 (NPFGC), 4.50%,
12/15/32 (b)	1,000	286,370
Harrison Parking Facility Project,
Series C (AGC), 5.38%, 1/01/44	1,400	1,493,254
Hudson County Improvement Authority,
Refunding RB, Hudson County Lease
Project (NPFGC), 5.38%, 10/01/24	7,500	7,560,525
Monmouth County Improvement
Authority, RB, Governmental Loan
(AMBAC):
5.00%, 12/01/17	605	617,645
5.00%, 12/01/18 (c)	975	1,043,045
5.00%, 12/01/18	545	554,788
5.00%, 12/01/19 (c)	980	1,048,394
5.00%, 12/01/19	560	568,574
Monmouth County Improvement
Authority, Refunding RB,
Governmental Loan (AMBAC):
5.20%, 12/01/14	240	243,607
5.25%, 12/01/15	765	774,761
Morristown Parking Authority, RB
(NPFGC), 4.50%, 8/01/37	1,355	1,352,805
New Jersey State Transit Corp., COP,
Subordinate, Federal Transit
Administration Grants, Series A
(AGM), 5.00%, 9/15/21	1,000	1,056,610

	Par
Municipal Bonds	(000)	Value
New Jersey (continued)
County/City/Special District/School District (concluded)
Newark Housing Authority, Refunding
RB, Newark Redevelopment Project
(NPFGC), 4.38%, 1/01/37	$ 3,600	$ 3,405,168
Salem County Improvement Authority,
RB, Finlaw Street Office Building
(AGM):
5.38%, 8/15/28	1,250	1,357,700
5.25%, 8/15/38	700	738,955
		29,129,476
Education — 22.1%
New Jersey Educational Facilities
Authority, RB:
Montclair State University, Series A
(AMBAC), 5.00%, 7/01/14	1,600	1,684,832
Rowan University, Series C (NPFGC),
5.00%, 7/01/34 (c)	1,185	1,355,616
New Jersey Educational Facilities
Authority, Refunding RB:
College of New Jersey, Series D
(AGM), 5.00%, 7/01/35	3,725	3,856,083
Montclair State University, Series J
(NPFGC), 4.25%, 7/01/30	2,895	2,730,593
Ramapo College, Series I (AMBAC),
4.25%, 7/01/31	1,250	1,172,462
Ramapo College, Series I (AMBAC),
4.25%, 7/01/36	3,890	3,565,263
Rowan University, Series B (AGC),
5.00%, 7/01/26	2,575	2,749,096
Stevens Institute of Technology,
Series A, 5.00%, 7/01/34	1,500	1,460,895
William Paterson University,
Series C (AGC), 4.75%, 7/01/34	1,115	1,121,311
William Paterson University,
Series E (Syncora), 5.00%, 7/01/21	1,725	1,789,222
New Jersey State Higher Education
Assistance Authority, RB, Series A,
AMT (AMBAC), 5.30%, 6/01/17	3,565	3,568,315
University of Medicine & Dentistry of
New Jersey, RB, Series A (AMBAC):
5.50%, 12/01/18	570	584,723
5.50%, 12/01/19	1,145	1,169,801
5.50%, 12/01/20	1,130	1,151,176
5.50%, 12/01/21	865	878,684
		28,838,072

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.	FGIC	Financial Guaranty Insurance Co.
AGM	Assured Guaranty Municipal Corp.	FSA	Financial Security Assurance Inc.
AMBAC	American Municipal Bond Assurance Corp.	GO	General Obligation Bonds
AMT	Alternative Minimum Tax (subject to)	NPFGC	National Public Finance Guarantee Corp.
CAB	Capital Appreciation Bonds	RB	Revenue Bonds
CIFG	CDC IXIS Financial Guaranty	S/F	Single-Family
COP	Certificates of Participation	VRDN	Variable Rate Demand Notes
EDA	Economic Development Authority

BLACKROCK MUNIYIELD NEW JERSEY INSURED FUND, INC.

APRIL 30, 2010

1

Schedule of Investments (continued)

BlackRock MuniYield New Jersey Insured Fund, Inc. (MJI)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey (continued)
Health — 11.0%
New Jersey Health Care Facilities
Financing Authority, RB:
Meridian Health, Series I (AGC),
5.00%, 7/01/38	$ 750	$ 757,463
Meridian Health, Series II (AGC),
5.00%, 7/01/38	3,000	3,029,850
Meridian Health, Series V (AGC),
5.00%, 7/01/38	750	757,463
South Jersey Hospital, 6.00%,
7/01/12 (c)	4,000	4,440,920
Virtua Health (AGC), 5.50%,
7/01/38	1,000	1,060,500
New Jersey Health Care Facilities
Financing Authority, Refunding RB:
Atlantic City Medical Center, 6.25%,
7/01/12 (c)	290	321,329
Atlantic City Medical Center, 5.75%,
7/01/12 (c)	525	576,114
Atlantic City Medical System,
6.25%, 7/01/17	325	341,757
Atlantic City Medical System,
5.75%, 7/01/25	790	807,514
Meridian Health System Obligation
Group (AGM), 5.25%, 7/01/19	2,250	2,253,397
		14,346,307
Housing — 7.9%
New Jersey State Housing & Mortgage
Finance Agency, RB:
Capital Fund Program, Series A
(AGM), 4.70%, 11/01/25	4,325	4,390,437
Home Buyer, Series CC, AMT
(NPFGC), 5.80%, 10/01/20	2,640	2,731,080
Series A, AMT (FGIC), 4.90%,
11/01/35	820	786,585
Series AA, 6.50%, 10/01/38	1,075	1,173,083
New Jersey State Housing & Mortgage
Finance Agency, Refunding RB, S/F
Housing, Series T, AMT, 4.70%,
10/01/37	500	469,920
Newark Housing Authority, RB, South
Ward Police Facility (AGC):
5.75%, 12/01/30	400	428,588
6.75%, 12/01/38	250	284,618
		10,264,311
State — 33.2%
Garden State Preservation Trust, RB
(AGM):
CAB, Series B, 5.11%, 11/01/23 (b)	6,725	3,772,725
Election of 2005, Series A, 5.80%,
11/01/22	2,605	3,043,187
New Jersey EDA, RB:
CAB, Motor Vehicle Surcharge,
Series R (NPFGC), 4.95%,
7/01/21 (b)	2,325	1,282,191

	Par
Municipal Bonds	(000)	Value
New Jersey (continued)
State (concluded)
New Jersey EDA, RB (concluded):
Cigarette Tax, 5.63%, 6/15/19	$ 1,060	$ 1,060,339
Cigarette Tax (Radian), 5.75%,
6/15/29	785	770,666
Cigarette Tax (Radian), 5.50%,
6/15/31	225	213,156
Motor Vehicle Surcharge, Series A
(NPFGC), 5.00%, 7/01/29	3,900	3,931,824
Motor Vehicle Surcharge, Series A
(NPFGC), 5.25%, 7/01/33	8,500	8,652,065
Motor Vehicle Surcharge, Series A
(NPFGC), 5.00%, 7/01/34	1,765	1,728,500
School Facilities Construction,
Series Z (AGC), 6.00%, 12/15/34	1,200	1,357,932
School Facilities, Series U (AMBAC),
5.00%, 9/01/37	1,000	1,020,240
New Jersey EDA, Refunding RB, School
Facilities Construction, Series K
(NPFGC), 5.25%, 12/15/17	750	831,263
New Jersey Sports & Exposition
Authority, Refunding RB (NPFGC):
5.50%, 3/01/21	1,540	1,738,106
5.50%, 3/01/22	1,000	1,128,690
New Jersey Transportation Trust Fund
Authority, Transportation System, RB:
CAB, Series C (AGM), 4.84%,
12/15/32 (b)	4,750	1,360,257
CAB, Series C (AMBAC), 5.05%,
12/15/35 (b)	2,760	591,827
Series A (AGC), 5.63%, 12/15/28	780	869,840
Series D (AGM), 5.00%, 6/15/19	3,240	3,470,332
New Jersey Transportation Trust Fund
Authority, Transportation System,
Refunding RB:
Series A (AGM), 5.25%, 12/15/20	4,250	4,785,202
Series B (NPFGC), 5.50%,
12/15/21	1,000	1,143,420
State of New Jersey, COP, Equipment
Lease Purchase, Series A, 5.25%,
6/15/27	500	523,970
		43,275,732
Tobacco — 1.6%
Tobacco Settlement Financing Corp.
New Jersey, RB, 7.00%, 6/01/13 (c)	1,715	2,016,771
Transportation — 5.8%
New Jersey State Turnpike Authority,
RB, Growth & Income Securities,
Series B (AMBAC), 6.33%,
1/01/35 (b)	3,005	2,408,327
New Jersey State Turnpike Authority,
Refunding RB, Series A (AGM), 5.25%,
1/01/29	2,000	2,261,400

2 BLACKROCK MUNIYIELD NEW JERSEY INSURED FUND, INC.

APRIL 30, 2010

Schedule of Investments (continued)

BlackRock MuniYield New Jersey Insured Fund, Inc. (MJI)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey (concluded)
Transportation (concluded)
New Jersey Transportation Trust Fund
Authority, RB, Transportation System,
Series A (AMBAC), 5.00%, 12/15/32 $	730	$ 746,206
Port Authority of New York & New
Jersey, Refunding RB, Consolidated,
152nd Series, AMT, 5.75%,
11/01/30	2,000	2,135,980
		7,551,913
Utilities — 15.0%
Essex County Utilities Authority,
Refunding RB (AGC), 4.13%, 4/01/22	1,000	1,019,280
Jersey City Municipal Utilities Authority,
Refunding RB (AMBAC), 6.25%,
1/01/14	3,750	4,084,237
New Jersey EDA, RB, AMT, Series A:
American Water (AMBAC), 5.25%,
11/01/32	1,000	972,980
New Jersey American Water Co.,
Inc. Project, (FGIC), 6.88%,
11/01/34	5,070	5,073,448
New Jersey EDA, Refunding RB, United
Water of New Jersey Inc., Series B
(AMBAC), 4.50%, 11/01/25	1,000	1,040,650
North Hudson Sewerage Authority,
Refunding RB, Series A (NPFGC),
5.13%, 8/01/20	1,710	1,772,843
Rahway Valley Sewerage Authority, RB,
CAB, Series A (NPFGC) (b):
4.74%, 9/01/26	4,100	1,691,168
4.40%, 9/01/33	2,350	617,768
Union County Utilities Authority,
Refunding RB, Senior Lease, Ogden
Martin, Series A, AMT (AMBAC):
5.38%, 6/01/17	1,590	1,590,795
5.38%, 6/01/18	1,670	1,670,551
		19,533,720
Total Municipal Bonds in New Jersey		160,062,702
New York — 4.4%
Transportation — 4.4%
Port Authority of New York & New
Jersey, RB, Consolidated, 93rd Series,
6.13%, 6/01/94	1,000	1,200,700
Port Authority of New York & New
Jersey, Refunding RB, Consolidated,
155th Series, AMT (AGM), 4.25%,
12/01/32	5,000	4,527,050
Total Municipal Bonds in New York		5,727,750

	Par
Municipal Bonds	(000)	Value
Puerto Rico — 10.9%
Education — 2.2%
Puerto Rico Industrial Tourist
Educational Medical & Environmental
Control Facilities Financing Authority,
RB, University Plaza Project, Series A
(NPFGC), 5.00%, 7/01/33	$ 3,000	$ 2,927,400
Health — 3.3%
Puerto Rico Industrial Tourist
Educational Medical & Environmental
Control Facilities Financing Authority,
RB, Hospital De La Concepcion,
Series A, 6.13%, 11/15/30	4,220	4,295,791
Housing — 0.8%
Puerto Rico Housing Finance Authority,
Refunding RB, Subordinate, Capital
Fund Modernization, 5.13%,
12/01/27	1,000	998,230
State — 1.5%
Puerto Rico Commonwealth
Infrastructure Financing Authority, RB,
CAB, Series A (b):
(AMBAC), 4.36%, 7/01/37	2,250	357,368
(FGIC), 4.49%, 7/01/30	2,750	753,637
Puerto Rico Public Buildings Authority,
Refunding RB, Government Facilities,
Series M-3 (NPFGC), 6.00%, 7/01/27	850	898,195
		2,009,200
Transportation — 1.0%
Puerto Rico Highway & Transportation
Authority, Refunding RB, Series CC
(AGC), 5.50%, 7/01/31	1,185	1,289,446
Utilities — 2.1%
Puerto Rico Aqueduct & Sewer
Authority, RB, Senior Lien, Series A
(AGC), 5.13%, 7/01/47	1,750	1,756,598
Puerto Rico Electric Power Authority, RB,
Series RR (CIFG), 5.00%, 7/01/28	1,000	1,005,810
		2,762,408
Total Municipal Bonds in Puerto Rico		14,282,475
Total Municipal Bonds – 138.2% 180,072,927
Municipal Bonds Transferred to Tender
Option Bond Trusts (e)
New Jersey — 6.2%
Housing — 1.7%
New Jersey State Housing & Mortgage
Finance Agency, RB, Capital Fund
Program, Series A (AGM), 5.00%,
5/01/27	1,980	2,132,499

BLACKROCK MUNIYIELD NEW JERSEY INSURED FUND, INC.

APRIL 30, 2010

3

Schedule of Investments (continued)

BlackRock MuniYield New Jersey Insured Fund, Inc. (MJI)

(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender	Par
Option Bond Trusts (e)	(000)	Value
New Jersey (concluded)
State — 3.1%
Garden State Preservation Trust, RB,
Election of 2005, Series A (AGM),
5.75%, 11/01/28	$ 3,300	$ 4,064,676
Transportation — 1.4%
Port Authority of New York & New
Jersey, Refunding RB, Consolidated,
152nd Series, AMT, 5.25%,
11/01/35	1,829	1,868,915
Total Municipal Bonds Transferred to
Tender Option Bond Trusts – 6.2%		8,066,090
Total Long-Term Investments
(Cost – $188,724,740) – 144.4% 188,139,017
Short-Term Securities
Puerto Rico
State — 3.9%
Commonwealth of Puerto Rico, GO,
Refunding, VRDN, Series B-4 (FSA),
0.32%, 5/07/10 (d)	5,000	5,000,000
	Shares
Money Market Fund — 3.0%
CMA New Jersey Municipal Money Fund,
0.04% (f)(g)	3,931,071	3,931,071
Total Short-Term Securities
(Cost – $8,931,071) – 6.9%		8,931,071
Total Investments
(Cost – $192,655,811*) – 151.3%		197,070,088
Other Assets Less Liabilities – 1.8%		2,336,472
Liability for Trust Certificates, Including Interest
llExpense and Fees Payable – (3.6)%		(4,690,984)
Preferred Shares, at Redemption Value – (49.5)%		(64,486,060)
Net Assets Applicable to Common Shares – 100.0% $		130,229,516

* The cost and unrealized appreciation (depreciation) of investments as of
April 30, 2010, as computed for federal income tax purposes, were as follows:
Aggregate cost	$ 191,603,008
Gross unrealized appreciation	$ 7,314,579
Gross unrealized depreciation	(3,953,106)
Net unrealized appreciation	$ 3,361,473

(a) Represents a step-up bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown reflects the current yield.
(b) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(c) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(e) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(f) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
	Shares Held		Shares Held
	at July 31,	Net	at April 30,
Affiliate	2009	Activity	2010	Income
CMA New Jersey
Municipal Money
Fund	1,325,347	2,605,724	3,931,071	$754
(g) Represents the current yield as of report date.

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)

• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

4 BLACKROCK MUNIYIELD NEW JERSEY INSURED FUND, INC.

APRIL 30, 2010

Schedule of Investments (concluded)

BlackRock MuniYield New Jersey Insured Fund, Inc. (MJI)

The following table summarizes the inputs used as of April 30, 2010 in determining the fair valuation of the Fund's investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Long-Term
Investments[1]	— $188,139,017		—	$188,139,017
Short-Term
Securities	$ 3,931,071	5,000,000	—	8,931,071
Total	$ 3,931,071 $193,139,017		—	$197,070,088

1 See above Schedule of Investments for values in each sector.

BLACKROCK MUNIYIELD NEW JERSEY INSURED FUND, INC.

APRIL 30, 2010

5

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield New Jersey Insured Fund, Inc.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock MuniYield New Jersey Insured Fund, Inc.

Date: June 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield New Jersey Insured Fund, Inc.

Date: June 28, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield New Jersey Insured Fund, Inc.

Date: June 28, 2010